Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Statement Line Items [Line Items]
Government debt instruments held	$ 153,026	$ 167,940	$ 182,944
Government of Canada Securities [member]
Statement Line Items [Line Items]
Government debt instruments held	153,000	$ 167,900
Government of Canada Treasury Bill Securities [member]
Statement Line Items [Line Items]
Government debt instruments held	150,000
Notional amount	$ 150,000
Financial assets, interest rate	4.51%
Government of Canada Bond Maturing May 2025 [Member]
Statement Line Items [Line Items]
Government debt instruments held	$ 3,000
Notional amount	$ 3,000
Financial assets, interest rate	4.76%
Government of Canada Bond Maturing May 2025 [Member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Financial assets, interest rate	3.75%